PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
2.	PROPERTY AND EQUIPMENT

Depreciation and amortization of property and equipment amounted to $63,836 and $64,011 during the years ended December 31, 2013 and 2012, respectively, and is included in the accompanying consolidated statements of operations in selling, general and administrative expenses.

At December 31, 2013 and 2012, property and equipment consists of the following:

	2013	2012
Computer equipment	$395,818	$395,818
Equipment	51,032	51,032
	446,850	446,850
Accumulated depreciation	(380,252)	(316,417)
Net property and equipment	$66,598	$130,433